Nature of business and organization (Details)	12 Months Ended
Jun. 30, 2013
Top Favour
Business Acquisition [Line Items]
Entity Incorporation, Date of Incorporation	Jul. 02, 2008
Background	· A British Virgin Islands company · Incorporated on July 2, 2008
Ownership	100.00%
Hongyuan
Business Acquisition [Line Items]
Entity Incorporation, Date of Incorporation	Mar. 18, 2009
Background	· A PRC limited liability company and deemed a wholly foreign owned enterprise ("WFOE") · Incorporated on March 18, 2009 · Registered capital of $3 million fully funded
Ownership	100.00%
Hongli
Business Acquisition [Line Items]
Entity Incorporation, Date of Incorporation	Jun. 05, 1996
Background	· A PRC limited liability company · Incorporated on June 5, 1996 · Initial registered capital of $1,055,248 or 8,808,000 Renminbi ("RMB"), further increased to $4,001,248 (RMB 28,080,000) on August 26, 2010, fully funded · 85.40% of equity interests held by Jianhua Lv, the Company's Chief Executive Officer ("CEO") and Chairman of the Board of Directors · Operates a branch, Baofeng Coking Factory ("Baofeng Coking")
Ownership	VIE by contractual arrangements
Baofeng Hongchang Coal Co. Ltd
Business Acquisition [Line Items]
Entity Incorporation, Date of Incorporation	Jul. 19, 2007
Background	· A PRC limited liability company · Incorporated on July 19, 2007 · Registered capital of $396,000 (RMB 3,000,000) fully funded
Ownership	VIE by contractual arrangements as a wholly-owned subsidiary of Hongli
Baofeng Shunli Coal Co. Ltd
Business Acquisition [Line Items]
Entity Incorporation, Date of Incorporation	Aug. 13, 2009
Background
· A PRC limited liability company · Incorporated on August 13, 2009 · Registered capital of $461,700 (RMB3,000,000) fully funded · Acquired by Hongchang Coal on May 20, 2011 · Dissolved on July 4, 2012

Ownership	VIE by contractual arrangements as an indirect wholly-owned subsidiary of Hongli
Baofeng Hongguang Power Co. Ltd
Business Acquisition [Line Items]
Entity Incorporation, Date of Incorporation	Aug. 01, 2006
Background	· A PRC limited liability company · Incorporated on August 1, 2006 · Registered capital of $2,756,600 (RMB 22,000,000) fully funded
Ownership	VIE by contractual arrangements as a wholly-owned subsidiary of Hongli
Baofeng Xingsheng Coal Co. Ltd
Business Acquisition [Line Items]
Entity Incorporation, Date of Incorporation	Dec. 06, 2007
Background	· A PRC limited liability company · Incorporated on December 6, 2007 · Registered capital of $559,400 (RMB 3,634,600) fully funded · 60% of equity ownership acquired by Hongli on May 20, 2011
Ownership	60.00%
Ownership	VIE by contractual arrangements as a 60% owned subsidiary of Hongli
Baofeng Shuangrui Coal Co. Ltd
Business Acquisition [Line Items]
Entity Incorporation, Date of Incorporation	Mar. 17, 2009
Background
· A PRC limited liability company · Incorporated on March 17, 2009 · Registered capital of $620,200 (RMB4,029,960) fully funded · 60% of equity ownership acquired by Hongli on May 20, 2011 · 100% of equity ownership acquired by Hongchang on June 20, 2012

Ownership	100.00%
Ownership	VIE by contractual arrangements as a 100% owned subsidiary of Hongchang
Zhonghong Energy Investment Company
Business Acquisition [Line Items]
Entity Incorporation, Date of Incorporation	Dec. 30, 2010
Background	· A PRC company · Incorporated on December 30, 2010 · Registered capital of $7,842,800 (RMB51,000,000) fully funded equity interests of 100% held by three nominees on behalf of Hongli pursuant to share entrustment agreements
Ownership	VIE by contractual arrangements as a wholly-owned subsidiary of Hongli
Baofeng Hongrun Coal Chemical Co. Ltd
Business Acquisition [Line Items]
Entity Incorporation, Date of Incorporation	May 17, 2011
Background	· A PRC limited liability company · Incorporated on May 17, 2011 · Registered capital of $ 4,620,000 (RMB30 million) fully funded
Ownership	VIE by contractual arrangements as a wholly-owned subsidiary of Hongli